STATEMENT OF OPERATIONS (Unaudited) (USD $)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Income Statement [Abstract]
REVENUES	$ 0	$ 0		$ 0	$ 0
COST AND EXPENSES
Research and Development		3,000	17,715	8,394	26,109
General and Administrative	16,250	71,829	137,185	228,779	365,964
Consulting and Professional Fees	2,175		12,290	0	12,290
Total Costs and Expenses	18,425	74,829	167,190	237,173	404,363
OPERATING LOSS	(18,425)	(74,829)	(167,190)	(237,173)	(404,363)
OTHER INCOME & (EXPENSES)
NET INCOME (LOSS)	$ (18,425)	$ (74,829)	$ (167,190)	$ (237,173)	$ (404,363)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE	$ (1.8100)	$ (0.0031)	$ (16.72)	$ (0.0296)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	10,000	24,185,714.00	10,000	8,009,891